Summary of Significant Accounting Policies (Details Textual) - USD ($)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 01, 2017	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2013
Summary of Significant Accounting Policies (Textual)
Revenues		$ 11,924,000	$ 11,240,000	$ 40,502,000	$ 38,659,000	$ 53,167,000	$ 66,957,000
Subsidiary ownership percentage						50.20%
Share-based compensation		288,000	344,000	1,282,000	1,055,000	$ 1,377,000	1,424,000
Assets held for sale		23,000		23,000		23,000	772,000
Liabilities held for sale		2,053,000		2,053,000		2,041,000	2,026,000
Other assets		734,000		734,000		998,000	517,000
Allowance for doubtful accounts						378,000	285,000
Deferred financing costs						341,000		$ 144,000
Accumulated amortization of deferred financing costs						14,000	23,000
Non- controlling Interest		(2,008,000)		$ (2,008,000)		(1,995,000)	(1,606,000)
Foreign currency translation adjustment income and loss						$ 21,000	49,000
Reverse stock split, Description	1-for-15 reverse stock split.			The board of directors was authorized by the Company's stockholders to effect a 1 for 15 reverse stock split of its issued and outstanding shares of common stock which was effective March 1, 2017. The financial statements and accompanying notes give effect to the 1 for 15 reverse stock split as if it occurred at the beginning of the first period presented.		The board of directors was authorized by the Company's stockholders to effect a 1 for 15 reverse stock split of its common stock which was effective March 1, 2017. The financial statements and accompanying notes give effect to the 1 for 15 reverse stock split as if it occurred at the beginning of the first period presented.
Goodwill impairment charge		8,392,000		$ 8,392,000		$ 7,400,000
Fair value of the derivative liability		350,000		350,000		$ 210,000
Revenue requiring delivery of multiple elements							$ 19,700,000
Sysorex Arabia [Member]
Summary of Significant Accounting Policies (Textual)
Subsidiary ownership percentage						50.20%	50.20%
Non- controlling Interest						$ 2,000,000	$ 1,600,000
Minimum [Member]
Summary of Significant Accounting Policies (Textual)
Estimated useful lives of assets						3 years
Maximum [Member]
Summary of Significant Accounting Policies (Textual)
Estimated useful lives of assets						7 years
Software Development [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Textual)
Estimated useful lives of assets						1 year
Software Development [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Textual)
Estimated useful lives of assets						5 years
Acquisition of Shoom [Member]
Summary of Significant Accounting Policies (Textual)
Escrow deposit						$ 280,000	350,000
Other current assets						70,000	70,000
Other assets						$ 210,000	282,000
Multiple deliverable elements [Member]
Summary of Significant Accounting Policies (Textual)
Revenues		$ 16,000,000	$ 3,700,000	$ 11,300,000	$ 15,400,000
Revenue requiring delivery of multiple elements							$ 33,700,000